CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Flying Eagle Acquisition Corp [Member]
General and administrative expenses	$ 862,072	$ 1,108,508
Loss from operations	(862,072)	(1,108,508)
Other income - interest earned on Trust Account	188,589	691,470
Loss before income taxes	(673,483)	(417,038)
Provision for income taxes	(11,617)	(65,470)
Net loss	$ (685,100)	$ (482,508)
Flying Eagle Acquisition Corp [Member] | Class A common stock
Weighted average common shares outstanding - basic and diluted	69,000,000	69,000,000
Flying Eagle Acquisition Corp [Member] | Class B common stock
Weighted average common shares outstanding - basic and diluted	17,250,000	17,250,000
Net loss per share attributable to common stockholders - basic and diluted	$ (0.04)	$ (0.03)